Deutsche Investment Management Americas Inc.
One Beacon Street
Boston, MA 02108

April 30, 2012

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE:
Post-Effective Amendment No. 96 to the Registration Statement on Form N-1A of DWS Select Alternative Allocation Fund (the “Fund”), a series of DWS Market Trust (the “Trust”); (Reg. Nos. 002-21789 and 811-01236)

Ladies and Gentlemen:

On behalf of the Fund, we are filing today through the EDGAR system Post-Effective Amendment No. 96 under the Securities Act of 1933, as amended (the “Securities Act”), to the Trust’s Registration Statement on Form N-1A (the “Amendment”). The Amendment is being filed pursuant to Rule 485(b) under the Securities Act and Rule 8b-16 under the Investment Company Act of 1940, as amended.  The Amendment has been electronically coded to show changes from the Fund’s Prospectus and Statement of Additional Information filed with the Securities and Exchange Commission (the “Commission”) on March 2, 2012 in Post-Effective Amendment No. 94 under the Securities Act.

The Amendment is being filed under paragraph (b) of Rule 485 to (i) respond to certain comments of the Staff of the Commission received via telephone conference call on April 17, 2012, which comments are set forth together with the Fund’s replies in a separate written correspondence filed with the Commission on April 30, 2012; (ii) bring the Fund’s financial statements and other information up-to-date under Section 10(a)(3) of the Securities Act; and (iii) make certain other non-material changes. Pursuant to Rule 485(b), the Trust has designated on the facing sheet to the Registration Statement that the Amendment become effective on May 1, 2012. No fees are required in connection with this filing.

Having reviewed the Amendment, the undersigned represents pursuant to Rule 485(b)(4) under the Securities Act that it does not contain disclosure that would render it ineligible to become effective pursuant to Rule 485(b).

Please direct any comments relating to the Amendment to the undersigned at (617) 295-3986.

Very truly yours,

/s/Scott D. Hogan

Scott D. Hogan
Vice President
Deutsche Investment Management Americas Inc.

cc:           John Marten, Esq., Vedder Price LLC